OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Intangible Assets

Other intangible assets consisted of the following:

December 31, 2012	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	742	(630)	112
Contractual customer relationships	13	(11)	2
Purchased software	356	(312)	44
Construction in progress	39	—	39
Other intangible assets	104	(88)	16

Total	1,254	(1,041)	213

December 31, 2011	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	882	(723)	159
Contractual customer relationships	488	(171)	317
Purchased software	358	(291)	67
Construction in progress	87	—	87
Other intangible assets	99	(84)	15

Total	1,914	(1,269)	645

Estimated Amortization Expense of Existing Intangible Assets	The estimated amortization expense of the existing intangible assets for the following years is:

Year
2013	78
2014	51
2015	40
2016	28
2017	11
Thereafter	5
Total	213